CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS? EQUITY - USD ($) $ in Thousands	Common Shares $0.01 Per Share	Paid-in Capital	Other Comprehensive Income	Retained Earnings (Deficit)	Treasury Shares	Total
Balance, Beginning at Dec. 31, 2016	$ 188	$ 76,708	$ (9,513)	$ 19,764	$ (13)	$ 87,134
Balance, Beginning (in shares) at Dec. 31, 2016	18,855,409				(1,369,468)
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units	$ 5	(5)
Issuance of restricted stock units (in shares)	504,617
Share-based compensation		2,509				2,509
Foreign currency translation			2,891			2,891
Net income (loss)				(56,523)		(56,523)
Balance, Ending at Dec. 31, 2017	$ 193	78,910		(36,962)	$ (14)	$ 42,127
Balance, Ending (in shares) at Dec. 31, 2017	19,360,026				(1,413,640)	19,360,026
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units	$ 2	(2)
Issuance of restricted stock units (in shares)	167,841
Tax withholding on restricted stock units		(186)				$ (186)
Tax withholding on restricted stock units(in shares)					(23,161)
Share-based compensation		753				753
Net income (loss)				(3,988)		(3,988)
Balance, Ending at Mar. 31, 2018	$ 195	79,475		(40,950)	$ (14)	38,706
Balance, Ending (in shares) at Mar. 31, 2018	19,527,867				(1,436,801)
Balance, Beginning at Dec. 31, 2017	$ 193	78,910		(36,962)	$ (14)	$ 42,127
Balance, Beginning (in shares) at Dec. 31, 2017	19,360,026				(1,413,640)	19,360,026
Increase (Decrease) in Shareholders' Equity
Net income (loss)						$ (24,958)
Balance, Ending at Sep. 30, 2018	$ 197	80,046		(61,920)	$ (12)	18,311
Balance, Ending (in shares) at Sep. 30, 2018	19,715,605				(1,200,660)
Balance, Beginning at Dec. 31, 2017	$ 193	78,910		(36,962)	$ (14)	$ 42,127
Balance, Beginning (in shares) at Dec. 31, 2017	19,360,026				(1,413,640)	19,360,026
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units	$ 4				$ 5	$ 9
Issuance of restricted stock units (in shares)	407,579				505,049
Share-based compensation		2,018				2,018
Net income (loss)				(25,435)		(25,435)
Balance, Ending at Dec. 31, 2018	$ 197	80,424		(62,397)	$ (11)	$ 18,213
Balance, Ending (in shares) at Dec. 31, 2018	19,767,605				(1,107,387)	19,767,605
Balance, Beginning at Mar. 31, 2018	$ 195	79,475		(40,950)	$ (14)	$ 38,706
Balance, Beginning (in shares) at Mar. 31, 2018	19,527,867				(1,436,801)
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units	$ 2	(2)			$ 4	4
Issuance of restricted stock units (in shares)	187,738				308,523
Tax withholding on restricted stock units		(140)			$ (2)	(142)
Tax withholding on restricted stock units(in shares)					(100,569)
Share-based compensation		490				490
Net income (loss)				(7,494)		(7,494)
Balance, Ending at Jun. 30, 2018	$ 197	79,823		(48,444)	$ (12)	31,564
Balance, Ending (in shares) at Jun. 30, 2018	19,715,605				(1,228,847)
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units		4				4
Issuance of restricted stock units (in shares)					38,608
Tax withholding on restricted stock units		(31)				(31)
Tax withholding on restricted stock units(in shares)					(10,421)
Share-based compensation		250				250
Net income (loss)				(13,476)		(13,476)
Balance, Ending at Sep. 30, 2018	$ 197	80,046		(61,920)	$ (12)	18,311
Balance, Ending (in shares) at Sep. 30, 2018	19,715,605				(1,200,660)
Balance, Beginning at Dec. 31, 2018	$ 197	80,424		(62,397)	$ (11)	$ 18,213
Balance, Beginning (in shares) at Dec. 31, 2018	19,767,605				(1,107,387)	19,767,605
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units					$ 4	$ 4
Issuance of restricted stock units (in shares)					390,901
Tax withholding on restricted stock units		(123)			$ (2)	(125)
Tax withholding on restricted stock units(in shares)					(50,738)
Share-based compensation		408				408
Foreign currency translation			18			18
Net income (loss)				303		303
Balance, Ending at Mar. 31, 2019	$ 197	80,709	18	(62,094)	$ (9)	18,821
Balance, Ending (in shares) at Mar. 31, 2019	19,767,605				(767,224)
Balance, Beginning at Dec. 31, 2018	$ 197	80,424		(62,397)	$ (11)	$ 18,213
Balance, Beginning (in shares) at Dec. 31, 2018	19,767,605				(1,107,387)	19,767,605
Increase (Decrease) in Shareholders' Equity
Net income (loss)						$ 1,988
Balance, Ending at Sep. 30, 2019	$ 198	81,380	(27)	(60,409)	$ (9)	$ 21,133
Balance, Ending (in shares) at Sep. 30, 2019	19,794,270				(737,075)	19,794,270
Balance, Beginning at Mar. 31, 2019	$ 197	80,709	18	(62,094)	$ (9)	$ 18,821
Balance, Beginning (in shares) at Mar. 31, 2019	19,767,605				(767,224)
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units (in shares)					19,027
Share-based compensation		482				482
Foreign currency translation			(62)			(62)
Net income (loss)				2,005		2,005
Balance, Ending at Jun. 30, 2019	$ 197	81,191	(44)	(60,089)	$ (9)	21,246
Balance, Ending (in shares) at Jun. 30, 2019	19,767,605				(748,197)
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units	$ 1					1
Issuance of restricted stock units (in shares)	26,665				27,391
Tax withholding on restricted stock units		(34)				(34)
Tax withholding on restricted stock units(in shares)					(16,269)
Share-based compensation		223				223
Foreign currency translation			17			17
Net income (loss)				(320)		(320)
Balance, Ending at Sep. 30, 2019	$ 198	$ 81,380	$ (27)	$ (60,409)	$ (9)	$ 21,133
Balance, Ending (in shares) at Sep. 30, 2019	19,794,270				(737,075)	19,794,270